Income Tax - Summary Of Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets:
Total Net Deferred Tax Assets/(Liabilities)	$ 1,640	$ 48
Items for which no deferred tax asset/liability has been recognized:
Total	7,484	4,386
Stock Options
Deferred Tax Assets:
Total Net Deferred Tax Assets/(Liabilities)	1,112	43
Items for which no deferred tax asset/liability has been recognized:
Total	941	89
Bad Debts
Deferred Tax Assets:
Total Net Deferred Tax Assets/(Liabilities)	407	0
Deferred Financing Costs
Deferred Tax Assets:
Total Net Deferred Tax Assets/(Liabilities)	0	0
Other
Deferred Tax Assets:
Total Net Deferred Tax Assets/(Liabilities)	14	5
Items for which no deferred tax asset/liability has been recognized:
Total	405	428
Net Operating Loss
Deferred Tax Assets:
Total Net Deferred Tax Assets/(Liabilities)	107	0
Items for which no deferred tax asset/liability has been recognized:
Total	$ 6,138	$ 3,869